Reverse Recapitalization (Details) - Schedule of the Number of Ordinary Shares Outstanding - shares	Jun. 30, 2024	Dec. 31, 2023
Shares calculation, basic and diluted:
Shares outstanding	163,106,616	150,204,348
Shares outstanding for EPS calculation	162,902,268	150,000,000
Arisz Common Stock [Member]
Shares calculation, basic and diluted:
Shares outstanding	94,658
Arisz Private Placement Shares [Member]
Shares calculation, basic and diluted:
Shares outstanding	276,389
Arisz Common Stock held by Insider (founders/Sponsor initial share) and transferees [Member]
Shares calculation, basic and diluted:
Shares outstanding	1,260,652
Arisz Rights held by public stockholders [Member]
Shares calculation, basic and diluted:
Shares outstanding	345,000
Arisz Common Stocks underlying Arisz Rights included as part of the Private Placement [Member]
Shares calculation, basic and diluted:
Shares outstanding	13,819
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as deferred underwriting compensation [Member]
Shares calculation, basic and diluted:
Shares outstanding	51,750
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as Arisz’s M&A Consultant [Member]
Shares calculation, basic and diluted:
Shares outstanding	2,250,000
Class A Ordinary Shares issued to Aqua Pursuit International Limited as BitFuFu’s M&A Consultant [Member]
Shares calculation, basic and diluted:
Shares outstanding	1,010,000
Class A Ordinary Shares issued to PIPE Investors [Member]
Shares calculation, basic and diluted:
Shares outstanding	7,400,000
Ordinary Shares issued to shareholders of BitFuFu in Business Combination [Member]
Shares calculation, basic and diluted:
Shares outstanding	150,000,000
Shares issued pursuant to the Backstop Agreement [Member]
Shares calculation, basic and diluted:
Shares outstanding	200,000
Shares transferred from Arisz Sponsor to BitFuFu and its subsidiaries [Member]
Shares calculation, basic and diluted:
Shares outstanding	204,348